Payable to Officer	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Payable to Officer

NOTE 6 – PAYABLE TO OFFICER

The Officer has occasionally advanced funds to the Company for its working capital requirements. The funds advanced by the Officer are unsecured, non-interest bearing, and due on demand. The funds advanced were $57,181 and $38,782 as of March 31, 2021 and December 31, 2020, respectively.

NOTE 6 – PAYABLE TO OFFICER

The Officer has occasionally advanced funds to the Company for its working capital requirements. The funds advanced by the Officer are unsecured, non-interest bearing, and due on demand. The funds advanced were $38,782 and $0 at December 31, 2020 and 2019, respectively.